Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	$ 277,539	$ 239,465
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	277,539	239,465
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		213
Fair Value, Measurements, Nonrecurring | Real Estate Acquired in Satisfaction of Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		213
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		213
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3 | Real Estate Acquired in Satisfaction of Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		$ 213